Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (7.8%)
*	Alphabet Inc. Class A	2,315,272	284,477
*	Alphabet Inc. Class C	2,018,602	249,035
*	T-Mobile US Inc.	156,574	21,490
*	Activision Blizzard Inc.	163,327	13,099
	Electronic Arts Inc.	68,862	8,814
			576,915
Consumer Discretionary (9.7%)
*	Tesla Inc.	1,045,549	213,219
*	Amazon.com Inc.	1,594,267	192,237
	Home Depot Inc.	209,993	59,523
	McDonald's Corp.	176,531	50,331
	Lowe's Cos. Inc.	162,213	32,626
*	Chipotle Mexican Grill Inc. Class A	10,739	22,299
	Starbucks Corp.	227,864	22,249
	TJX Cos. Inc.	287,488	22,076
*	O'Reilly Automotive Inc.	24,241	21,897
*	AutoZone Inc.	7,296	17,414
	Tractor Supply Co.	42,948	9,001
	Yum! Brands Inc.	69,668	8,966
	Marriott International Inc. Class A	53,352	8,952
*	Ulta Beauty Inc.	19,780	8,106
	Hilton Worldwide Holdings Inc.	49,729	6,769
	DR Horton Inc.	60,745	6,490
	Genuine Parts Co.	39,465	5,878
	Pool Corp.	9,550	3,020
*	Etsy Inc.	28,286	2,293
	Domino's Pizza Inc.	6,308	1,828
			715,174
Consumer Staples (6.8%)
	PepsiCo Inc.	535,422	97,634
	Procter & Gamble Co.	504,414	71,879
	Coca-Cola Co.	983,504	58,676
	Costco Wholesale Corp.	113,849	58,241
	Philip Morris International Inc.	325,426	29,292
	Mondelez International Inc. Class A	286,125	21,004
	Dollar General Corp.	86,918	17,478
*	Monster Beverage Corp.	296,124	17,359
	Altria Group Inc.	360,961	16,034
	Hershey Co.	57,130	14,837
	Colgate-Palmolive Co.	178,587	13,283
	General Mills Inc.	155,859	13,117

		Shares	Market Value ($000)
*	Dollar Tree Inc.	80,831	10,903
	Constellation Brands Inc. Class A	35,356	8,590
	Kimberly-Clark Corp.	63,036	8,465
	Archer-Daniels-Midland Co.	104,215	7,363
	Lamb Weston Holdings Inc.	55,924	6,219
	Keurig Dr Pepper Inc.	164,943	5,133
	McCormick & Co. Inc. (Non-Voting)	49,719	4,262
	Kellogg Co.	54,741	3,655
	Clorox Co.	21,577	3,413
	Hormel Foods Corp.	81,081	3,101
	Brown-Forman Corp. Class B	39,094	2,415
	Campbell Soup Co.	46,049	2,328
	Bunge Ltd.	23,817	2,206
			496,887
Energy (6.5%)
	Exxon Mobil Corp.	1,600,857	163,576
	Chevron Corp.	691,555	104,162
	ConocoPhillips	475,763	47,243
	EOG Resources Inc.	228,338	24,498
	Pioneer Natural Resources Co.	92,367	18,422
	Occidental Petroleum Corp.	282,680	16,299
	Hess Corp.	107,860	13,663
	Williams Cos. Inc.	473,472	13,570
	Schlumberger NV	292,608	12,532
	Devon Energy Corp.	254,132	11,715
	ONEOK Inc.	173,747	9,844
	Diamondback Energy Inc.	71,444	9,084
	Marathon Petroleum Corp.	84,706	8,887
	Coterra Energy Inc.	306,771	7,132
	Targa Resources Corp.	88,102	5,995
	Marathon Oil Corp.	246,913	5,472
	EQT Corp.	142,736	4,963
	APA Corp.	124,845	3,968
			481,025
Financials (6.9%)
	Visa Inc. Class A	631,699	139,624
	Mastercard Inc. Class A	327,994	119,724
	Progressive Corp.	227,385	29,085
	Marsh & McLennan Cos. Inc.	123,133	21,324
*	Fiserv Inc.	170,333	19,110
	Charles Schwab Corp.	349,850	18,434
	American Express Co.	113,418	17,983
	Chubb Ltd.	91,983	17,090
	Aon plc Class A	52,708	16,249
	Ameriprise Financial Inc.	40,935	12,218
	Arthur J Gallagher & Co.	52,777	10,573
*	Arch Capital Group Ltd.	143,788	10,022
	Moody's Corp.	28,789	9,123
	MSCI Inc. Class A	17,718	8,337
	Travelers Cos. Inc.	48,524	8,212
	Raymond James Financial Inc.	75,348	6,808
	Discover Financial Services	60,234	6,188
	Nasdaq Inc.	84,221	4,662
	W R Berkley Corp.	79,197	4,410
	Jack Henry & Associates Inc.	28,380	4,339
	Cboe Global Markets Inc.	27,689	3,667
	Principal Financial Group Inc.	53,984	3,534

		Shares	Market Value ($000)
*	FleetCor Technologies Inc.	15,179	3,439
	FactSet Research Systems Inc.	8,923	3,434
	Brown & Brown Inc.	53,793	3,353
	Everest Re Group Ltd.	9,667	3,287
	Globe Life Inc.	24,614	2,540
	MarketAxess Holdings Inc.	7,178	1,955
			508,724
Health Care (17.7%)
	UnitedHealth Group Inc.	363,230	176,980
	Eli Lilly & Co.	306,587	131,667
	Merck & Co. Inc.	985,624	108,823
	Johnson & Johnson	630,166	97,714
	AbbVie Inc.	687,502	94,848
	Pfizer Inc.	2,182,216	82,968
	Thermo Fisher Scientific Inc.	152,465	77,522
	Danaher Corp.	254,811	58,510
	Bristol-Myers Squibb Co.	826,550	53,263
	Amgen Inc.	207,596	45,806
	Elevance Health Inc.	92,845	41,578
	Gilead Sciences Inc.	484,782	37,299
	Abbott Laboratories	352,459	35,951
*	Vertex Pharmaceuticals Inc.	99,946	32,340
*	Regeneron Pharmaceuticals Inc.	41,794	30,742
*	Intuitive Surgical Inc.	66,748	20,548
*	Dexcom Inc.	150,220	17,615
*	Moderna Inc.	128,443	16,403
	Humana Inc.	31,094	15,605
*	Boston Scientific Corp.	295,102	15,192
	Cigna Group	56,894	14,076
	HCA Healthcare Inc.	44,515	11,760
	McKesson Corp.	24,487	9,571
	Agilent Technologies Inc.	69,054	7,987
*	Biogen Inc.	26,279	7,789
*	Hologic Inc.	95,845	7,561
*	Insulet Corp.	26,999	7,404
*	Mettler-Toledo International Inc.	5,587	7,385
*	IDEXX Laboratories Inc.	15,785	7,336
*	IQVIA Holdings Inc.	34,679	6,829
	ResMed Inc.	30,840	6,501
*	Molina Healthcare Inc.	22,677	6,211
*	Waters Corp.	23,095	5,802
*	Incyte Corp.	71,954	4,429
	Quest Diagnostics Inc.	28,488	3,779
	Bio-Techne Corp.	29,236	2,391
*,1	ABIOMED Inc. CVR	56	—
			1,308,185
Industrials (5.1%)
	Automatic Data Processing Inc.	161,079	33,664
	Deere & Co.	92,124	31,873
	Lockheed Martin Corp.	62,708	27,843
	Caterpillar Inc.	121,395	24,977
	Union Pacific Corp.	118,940	22,898
	Northrop Grumman Corp.	40,268	17,536
*	Copart Inc.	166,646	14,597
	Waste Management Inc.	85,192	13,794
*	CoStar Group Inc.	158,099	12,553
	Illinois Tool Works Inc.	55,049	12,041

		Shares	Market Value ($000)
	CSX Corp.	392,328	12,033
	WW Grainger Inc.	17,484	11,347
	Old Dominion Freight Line Inc.	35,219	10,933
	Quanta Services Inc.	55,574	9,869
	General Dynamics Corp.	46,391	9,472
	Cintas Corp.	19,813	9,354
	Paychex Inc.	71,094	7,460
	TransDigm Group Inc.	9,477	7,332
	Expeditors International of Washington Inc.	61,930	6,831
	L3Harris Technologies Inc.	37,029	6,514
	AMETEK Inc.	44,632	6,475
	Republic Services Inc. Class A	43,867	6,213
	Verisk Analytics Inc. Class A	27,930	6,120
	Fastenal Co.	108,585	5,847
	Cummins Inc.	28,020	5,728
	JB Hunt Transport Services Inc.	32,263	5,387
	Paycom Software Inc.	18,745	5,251
*	Axon Enterprise Inc.	26,219	5,058
	Equifax Inc.	23,357	4,873
	Rollins Inc.	90,104	3,543
	IDEX Corp.	16,679	3,322
	Broadridge Financial Solutions Inc.	22,006	3,229
	Masco Corp.	62,006	2,996
	Snap-on Inc.	11,780	2,932
	Leidos Holdings Inc.	34,556	2,697
	CH Robinson Worldwide Inc.	24,704	2,336
			374,928
Information Technology (36.2%)
	Apple Inc.	5,781,751	1,024,815
	Microsoft Corp.	1,678,399	551,169
	NVIDIA Corp.	956,325	361,816
	Broadcom Inc.	97,471	78,753
	QUALCOMM Inc.	433,458	49,158
	Applied Materials Inc.	327,751	43,689
*	ServiceNow Inc.	78,916	42,992
*	Advanced Micro Devices Inc.	338,483	40,012
	Texas Instruments Inc.	221,933	38,590
	Oracle Corp.	352,487	37,343
	Accenture plc Class A	119,959	36,698
*	Adobe Inc.	83,646	34,946
	Lam Research Corp.	52,458	32,351
*	Synopsys Inc.	59,249	26,956
*	Cadence Design Systems Inc.	106,636	24,623
	Intuit Inc.	57,881	24,259
	KLA Corp.	53,834	23,848
	Amphenol Corp. Class A	231,120	17,438
*	Fortinet Inc.	252,074	17,224
	Analog Devices Inc.	92,600	16,454
*	Arista Networks Inc.	96,217	16,005
*	ON Semiconductor Corp.	167,947	14,040
	NXP Semiconductors NV	59,434	10,645
*	Gartner Inc.	30,721	10,533
	Motorola Solutions Inc.	35,753	10,080
*	Autodesk Inc.	46,153	9,202
*	Enphase Energy Inc.	52,841	9,188
	Monolithic Power Systems Inc.	17,397	8,523
	Microchip Technology Inc.	104,340	7,853
*	First Solar Inc.	38,560	7,826

		Shares	Market Value ($000)
*	Fair Isaac Corp.	9,779	7,703
*	SolarEdge Technologies Inc.	21,731	6,190
*	Keysight Technologies Inc.	37,475	6,063
	CDW Corp.	33,199	5,700
*	PTC Inc.	41,375	5,561
*	EPAM Systems Inc.	15,178	3,895
*	VeriSign Inc.	17,441	3,895
*	Tyler Technologies Inc.	7,633	3,030
	Teradyne Inc.	29,606	2,966
	Gen Digital Inc.	117,210	2,056
			2,674,088
Materials (1.9%)
	Linde plc	116,804	41,309
	Air Products and Chemicals Inc.	86,339	23,237
	Freeport-McMoRan Inc.	555,682	19,082
	Nucor Corp.	98,360	12,989
	Corteva Inc.	191,252	10,230
	Albemarle Corp.	45,547	8,815
	Steel Dynamics Inc.	64,845	5,959
	Vulcan Materials Co.	30,446	5,952
	FMC Corp.	48,988	5,099
	CF Industries Holdings Inc.	76,208	4,688
	Mosaic Co.	132,206	4,225
			141,585
Real Estate (0.7%)
	American Tower Corp.	95,936	17,694
	Public Storage	38,102	10,794
	VICI Properties Inc. Class A	222,368	6,878
	SBA Communications Corp. Class A	23,508	5,214
	Weyerhaeuser Co.	162,343	4,653
	Iron Mountain Inc.	71,076	3,797
	Extra Space Storage Inc.	26,077	3,762
			52,792
Utilities (0.5%)
*	PG&E Corp.	625,823	10,602
	Sempra Energy	73,304	10,521
	WEC Energy Group Inc.	63,771	5,570
	Atmos Energy Corp.	33,944	3,913
	AES Corp.	153,303	3,026
	NRG Energy Inc.	42,339	1,431
			35,063
Total Common Stocks (Cost $5,700,237)			7,365,366

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $9,426)	5.125%	94,279	9,426
Total Investments (99.9%) (Cost $5,709,663)				7,374,792
Other Assets and Liabilities—Net (0.1%)				9,749
Net Assets (100%)				7,384,541
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2023	5	1,430	88
E-mini S&P 500 Index	June 2023	53	11,105	76
				164

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Deere & Co.	8/31/23	BANA	4,785	(5.073)	—	(296)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,365,366	—	—	7,365,366
Temporary Cash Investments	9,426	—	—	9,426
Total	7,374,792	—	—	7,374,792

Derivative Financial Instruments
Assets
Futures Contracts[1]	164	—	—	164
Liabilities
Swap Contracts	—	296	—	296
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.